N-4	Mar. 08, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource of New York Variable Annuity Account
Entity Central Index Key	0001007571
Entity Investment Company Type	N-4
Document Period End Date	Mar. 08, 2024
Amendment Flag	false
RVS RAVA 5 Access_NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. On January 16, 2024, the Board of Trustees of Delaware VIP Trust and Ivy Variable Insurance Portfolios approved an Agreement and Plan of Reorganization (the “Agreement”) between each Series (listed as an “Acquired Series” in the table below) and the corresponding Delaware Fund shown in the table below (an “Acquiring Series”) that provides for the reorganization of each Acquired Series with and into its corresponding Acquired Series as shown in the table below (each, a “Reorganization” and together, the “Reorganizations”):
Acquired Series/Classes	Acquiring Series/Classes
Delaware VIP International Series, a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity, a series of Ivy Variable Insurance Portfolios
Standard Class	Class I
Service Class	Class II
The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Series by the corresponding Acquiring Series in exchange for shares of the Acquiring Series;(b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series.The Agreement is subject to the approval of applicable Acquired Series shareholders at a special shareholder meeting currently anticipated to be held on or about March 25, 2024. Shareholders of each Acquired Series will vote separately on the Agreement, and a Reorganization will be effected only if that Acquired Series’ shareholders approve the Agreement. If the Agreement is approved by the applicable Acquired Series’ shareholders and certain conditions required by the Agreement are satisfied or waived, each Reorganization is expected to take place on or about April 26, 2024 ("Reorganization Date”). The Reorganization Date may also be delayed or occur sooner if unforeseen or unusual circumstances arise or if otherwise determined by an officer of the applicable Acquired Series and Acquiring Series to be necessary or appropriate. After the Reorganization, the Acquired Fund will no longer be an investment option for the contracts listed above. The sub-account offered under your product that was previously investing in the Acquired Fund will invest in the Acquiring Fund and thereafter the contract value will depend on the performance of the Acquiring Fund. All instructions for Acquired Fund received after April 26, 2024, will be deemed instructions for the Acquiring Fund.In advance of the Reorganization, Contract Owners may transfer assets out of the Acquired Fund at any time prior to the Reorganization Date, and any such transfer, will not count against the annual free transfer limit and will not be subject to any minimum dollar transfer restrictions.After completion of the Reorganization, you have the right to transfer out of the Acquiring Fund to any other subaccount regardless of any transfer restrictions, including a waiver of any transfer charge, annual free transfer limits, or minimum dollar transfer restrictions for sixty (60) days after the date of the Reorganization. Please note, a decision to transfer out of the Acquiring Fund will limit your availability to reinvest in the Acquiring Fund at any future date.The Reorganization does not result in any change in the amount of your accumulated contract value or in the dollar value of your investment in the separate account. In addition, the Reorganization does not cause any fees or charges under your contract to be greater, it does not alter your rights or our obligations under the contract, and it does not result in any tax liability to you.